Equity-accounted investees - Shareholder loans (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 07, 2018	Mar. 31, 2018	Mar. 29, 2018
Disclosure of joint ventures [line items]
Other borrowings (Note 16)	$ 1,273,413,000	$ 1,744,859,000	$ 1,768,510,000
Joint ventures
Disclosure of joint ventures [line items]
Facility size	90,360,000	139,183,000
Other borrowings (Note 16)	89,991,000	138,319,000
Carrying value | Joint ventures
Disclosure of joint ventures [line items]
Other borrowings (Note 16)	90,360,000	139,183,000
TI Asia Ltd Revolving Loan | TI Asia Ltd
Disclosure of joint ventures [line items]
Notional amount	54,000,000
Facility size	22,179,000	34,163,000
Other borrowings (Note 16)	22,088,000	33,948,000
TI Asia Ltd Revolving Loan | Carrying value | TI Asia Ltd
Disclosure of joint ventures [line items]
Other borrowings (Note 16)	$ 22,179,000	34,163,000
TI Asia Ltd Revolving Loan | LIBOR | TI Asia Ltd
Disclosure of joint ventures [line items]
Borrowings, adjustment to interest rate basis	2.00%
TI Asia Ltd Loan | TI Asia Ltd
Disclosure of joint ventures [line items]
Notional amount	$ 54,000,000
Facility size	22,179,000	34,163,000
Other borrowings (Note 16)	22,088,000	33,948,000
TI Asia Ltd Loan | Carrying value | TI Asia Ltd
Disclosure of joint ventures [line items]
Other borrowings (Note 16)	$ 22,179,000	34,163,000
TI Asia Ltd Loan | LIBOR | TI Asia Ltd
Disclosure of joint ventures [line items]
Borrowings, adjustment to interest rate basis	2.00%
TI Africa Ltd Revolving Loan | TI Africa Ltd
Disclosure of joint ventures [line items]
Notional amount	$ 56,000,000
Facility size	23,001,000	35,429,000
Other borrowings (Note 16)	22,908,000	35,212,000
TI Africa Ltd Revolving Loan | Carrying value | TI Africa Ltd
Disclosure of joint ventures [line items]
Other borrowings (Note 16)	$ 23,001,000	35,429,000
TI Africa Ltd Revolving Loan | LIBOR | TI Africa Ltd
Disclosure of joint ventures [line items]
Borrowings, adjustment to interest rate basis	2.00%
TI Africa Ltd Loan | TI Africa Ltd
Disclosure of joint ventures [line items]
Notional amount	$ 56,000,000
Facility size	23,001,000	35,429,000
Other borrowings (Note 16)	22,908,000	35,212,000
TI Africa Ltd Loan | Carrying value | TI Africa Ltd
Disclosure of joint ventures [line items]
Other borrowings (Note 16)	$ 23,001,000	$ 35,429,000
TI Africa Ltd Loan | LIBOR | TI Africa Ltd
Disclosure of joint ventures [line items]
Borrowings, adjustment to interest rate basis	2.00%
Senior Secured Loans
Disclosure of joint ventures [line items]
Notional amount				$ 200,000,000.0	$ 220,000,000.0	$ 220,000,000.0
Senior Secured Loans | TI Asia Ltd
Disclosure of joint ventures [line items]
Other borrowings (Note 16)	$ 90,400,000
Senior Secured Loans | LIBOR
Disclosure of joint ventures [line items]
Borrowings, adjustment to interest rate basis				2.00%